Stockholders' equity - ASR - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity Note
Accelerated share repurchases price paid per share		$ 53.58
Accelerated share repurchases settlement receipt		$ 250,000,000		$ 250,000,000	$ 125,000,000	$ 75,000,000
Common stock purchases				256,012,000	$ 127,465,000	$ 77,420,000
Common Shares Repurchased Accelerated Share Repurchase Agreements		1,165,607			2,438,180	1,847,372
Initial shares received as part of an accelerated share repurchase program			3,500,000
Treasury stock
Stockholders Equity Note
Common stock purchases				271,752,000	$ 127,379,000	$ 81,938,000
Capital surplus
Stockholders Equity Note
Common stock purchases				(15,740,000)	86,000	(4,518,000)
Accelerate Share Repurchase | Treasury stock
Stockholders Equity Note
Common stock purchases				266,000,000	$ 125,000,000	80,000,000
Accelerate Share Repurchase | Capital surplus
Stockholders Equity Note
Common stock purchases				$ 16,000,000		$ 5,000,000
Accelerate Share Repurchase | Subsequent event
Stockholders Equity Note
Stock repurchase program authorized amount	$ 500,000,000
Accelerate Share Repurchase | Subsequent event | Treasury stock
Stockholders Equity Note
Common stock purchases	400,000,000
Accelerate Share Repurchase | Subsequent event | Capital surplus
Stockholders Equity Note
Common stock purchases	$ 100,000,000